Real Estate Investments	12 Months Ended
Dec. 31, 2011
Real Estate Investments

SCHEDULE III – REAL ESTATE INVESTMENTS

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
SunBridge Care/Rehab-Broadway	(a)	(2)	Methuen	MA	$31,469	$495,552	$—	$(130,000)	$31,469	$365,552	$(164,498)	1910	1993	40 years
SunBridge—Colonial Heights	(a)	(2)	Lawrence	MA	63,160	958,681	—	(225,000)	63,160	733,681	(330,157)	1963	1993	40 years
SunBridge—Fall River	(c)		Fall River	MA	90,707	1,308,677	—	(1,399,384)	—	—	—	—	1993	40 years
SunBridge Care Center- Glenwood	(a)	(2)	Lowell	MA	82,483	1,210,652	—	(252,500)	82,483	958,152	(431,164)	1964	1993	40 years
SunBridge—Hammond House	(a)	(2)	Worchester	MA	42,062	663,598	488,598	(663,598)	42,062	488,598	(219,869)	1965	1993	40 years
SunBridge for North Reading	(a)	(2)	North Reading	MA	113,195	1,567,397	—	(252,500)	113,195	1,314,897	(591,703)	1966	1993	40 years
Robbin House Nursing and Rehab	(c)		Quincy	MA	66,000	1,051,668	—	(1,117,668)	—	—	—	—	1993	40 years
SunBridge Care Center—Rosewood	(a)	(2)	Fall River	MA	31,893	512,984	—	(142,501)	31,893	370,483	(166,717)	1882	1993	40 years
SunBridge Care/Rehab-Sandalwood	(a)	(2)	Oxford	MA	64,435	940,982	497,782	(192,500)	64,435	1,246,264	(384,714)	1966	1993	40 years
SunBridge—Spring Valley	(a)	(2)	Worchester	MA	71,084	1,030,725	—	(205,000)	71,084	825,725	(371,576)	1960	1993	40 years
SunBridge Care/Rehab-Town Manor	(c)		Lawrence	MA	89,790	1,305,518	—	(1,395,308)	—	—	—	—	1993	40 years
SunBridge Care/ Rehab-Woodmill	(a)	(2)	Lawrence	MA	61,210	946,028	—	(235,000)	61,210	711,028	(319,963)	1965	1993	40 years
SunBridge Care/ Rehab-Worcester	(c)		Worchester	MA	92,512	1,374,636	—	(1,467,148)	—	—	—	—	1993	40 years
Countryside Community	(a)	(2)	South Haven	MI	221,000	4,239,161	12,959	—	221,000	4,252,120	(829,923)	1975	2005	40 years
Pepin Manor	(a)	(2)	Pepin	WI	318,000	1,569,959	182,045	—	318,000	1,752,004	(309,980)	1978	2005	40 years
Highland Health Care Center	(a)	(2)	Highland	IL	189,921	1,723,523	—	—	189,921	1,723,523	(362,626)	1963	2005	40 years
Nebraska Skilled Nursing/Rehab	(a)	(2)	Omaha	NE	211,000	6,694,584	—	(1,510)	209,490	6,694,584	(1,477,526)	1971	2005	40 years
Casa Real	(a)	(2)	Santa Fe	NM	1,029,800	2,692,295	630,608	—	1,029,800	3,322,903	(688,502)	1985	2005	40 years
Clayton Nursing and Rehab	(a)	(2)	Clayton	NM	41,000	790,476	—	—	41,000	790,476	(227,029)	1960	2005	40 years
Country Cottage Care/ Rehab Center	(a)	(2)	Hobbs	NM	9,000	671,536	—	—	9,000	671,536	(225,301)	1963	2005	40 years
Bloomfield Nursing/ Rehab Center	(a)	(2)	Bloomfield	NM	343,800	4,736,296	—	—	343,800	4,736,296	(954,321)	1985	2005	40 years
Espanola Valley Center	(a)	(2)	Espanola	NM	216,000	4,143,364	—	—	216,000	4,143,364	(919,478)	1984	2005	40 years

AVIV REIT, INC. AND SUBSIDIARIES

SCHEDULE III – (CONTINUED)

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
Sunshine Haven Lordsburg	(a)	(2)	Lordsburg	NM	57,041	1,881,927	—	—	57,041	1,881,927	(350,477)	1972	2005	40 years
Silver City Care Center	(a)	(2)	Silver City	NM	305,000	5,843,505	—	—	305,000	5,843,505	(1,143,540)	1984	2005	40 years
Raton Nursing and Rehab Center	(a)	(2)	Raton	NM	128,000	1,509,456	—	—	128,000	1,509,456	(417,333)	1985	2005	40 years
Red Rocks Care Center	(a)	(2)	Gallup	NM	329,000	3,952,779	—	—	329,000	3,952,779	(841,101)	1978	2005	40 years
Heritage Villa Nursing/ Rehab	(a)	(2)	Dayton	TX	18,000	435,568	9,400	—	18,000	444,968	(107,714)	1964	2005	40 years
Wellington Oaks Nursing/Rehab	(a)	(2)	Ft. Worth	TX	137,000	1,147,400	(9,400)	—	137,000	1,138,000	(287,720)	1963	2005	40 years
Seven Oaks Nursing and Rehab	(a)	(2)	Bonham	TX	63,000	2,583,389	—	—	63,000	2,583,389	(541,131)	1970	2005	40 years
Birchwood Nursing and Rehab	(a)	(2)	Cooper	TX	96,000	2,726,580	8,304	—	96,000	2,734,884	(559,753)	1966	2005	40 years
Smith Nursing and Rehab	(a)	(2)	Wolfe City	TX	49,000	1,010,304	(8,304)	—	49,000	1,002,000	(225,281)	1946	2005	40 years
Blanco Villa Nursing and Rehab	(a)	(3)	San Antonio	TX	341,847	1,931,216	951,592	—	341,847	2,882,808	(549,348)	1969	2005	40 years
Forest Hill Nursing Center	(a)		Ft. Worth	TX	87,904	1,764,129	—	(1,852,033)	—	—	—	—	2005	40 years
Garland Nursing and Rehab	(a)	(3)	Garland	TX	56,509	1,058,409	1,401,030	—	56,509	2,459,439	(290,688)	1964	2005	40 years
Hillcrest Nursing and Rehab	(a)	(3)	Wylie	TX	209,992	2,683,768	5,438	—	209,992	2,689,206	(559,464)	1975	2005	40 years
Mansfield Nursing and Rehab	(a)	(3)	Mansfield	TX	486,958	2,142,550	(17,723)	—	486,958	2,124,827	(474,635)	1964	2005	40 years
Westridge Nursing and Rehab	(a)	(3)	Lancaster	TX	625,790	1,847,633	(15,270)	—	625,790	1,832,363	(481,431)	1973	2005	40 years
Clifton Nursing and Rehab	(a)	(4)	Clifton	TX	125,000	2,974,643	—	—	125,000	2,974,643	(666,780)	1995	2005	40 years
Brownwood Nursing and Rehab	(a)	(2)	Brownwood	TX	140,000	3,463,711	844,609	—	140,000	4,308,320	(708,624)	1968	2005	40 years
Irving Nursing and Rehab	(a)	(2)	Irving	TX	137,000	1,248,284	(10,284)	—	137,000	1,238,000	(290,419)	1972	2005	40 years
Stanton Nursing and Rehab	(a)	(3)	Stanton	TX	261,000	1,017,599	11,707	—	261,000	1,029,306	(231,828)	1972	2005	40 years
Valley Mills Nursing and Rehab	(a)	(3)	Valley Mills	TX	34,000	1,091,210	(8,977)	—	34,000	1,082,233	(235,395)	1971	2005	40 years
Hometown Care Center	(a)		Moody	TX	13,000	328,263	—	(341,263)	—	—	—	—	2005	40 years
Shuksan Healthcare Center	(a)	(3)	Bellingham	WA	61,000	491,085	1,983,432	—	61,000	2,474,517	(265,694)	1965	2005	40 years
Orange Villa Nursing and Rehab	(a)	(4)	Orange	TX	97,500	1,948,490	17,468	—	97,500	1,965,958	(423,569)	1973	2005	40 years
Pinehurst Nursing and Rehab	(a)	(4)	Orange	TX	98,500	2,072,051	22,567	—	98,500	2,094,618	(466,572)	1955	2005	40 years

AVIV REIT, INC. AND SUBSIDIARIES

SCHEDULE III – (CONTINUED)

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
Wheeler Nursing and Rehab	(a)	(2)	Wheeler	TX	17,000	1,369,290	—	—	17,000	1,369,290	(313,914)	1982	2005	40 years
North Pointe Nursing and Rehab	(a)	(4)	Watauga	TX	1,061,000	3,845,890	—	—	1,061,000	3,845,890	(767,548)	1999	2005	40 years
ABC Health Center	(a)	(2)	Harrisonville	MO	143,500	1,922,391	122,010	—	143,500	2,044,401	(391,399)	1970	2005	40 years
Camden Health Center	(a)	(2)	Harrisonville	MO	189,000	2,531,961	68,462	—	189,000	2,600,423	(482,866)	1977	2005	40 years
Cedar Valley Health Center	(a)	(2)	Rayton	MO	252,000	3,375,981	58,200	—	252,000	3,434,181	(710,737)	1978	2005	40 years
Monett Healthcare Center	(a)	(2)	Monett	MO	259,000	3,469,761	(26,381)	—	259,000	3,443,380	(693,357)	1976	2005	40 years
White Ridge Health Center	(a)	(2)	Lee’s Summit	MO	292,250	3,914,964	32,514	—	292,250	3,947,478	(768,828)	1986	2005	40 years
The Orchards Rehab/Care Center	(a)	(3)	Lewiston	ID	201,000	4,319,316	35,324	—	201,000	4,354,640	(1,002,064)	1958	2005	40 years
SunBridge for Payette	(a)	(3)	Payette	ID	179,000	3,165,530	(26,331)	—	179,000	3,139,199	(557,003)	1964	2005	40 years
Magic Valley Manor-Assisted Living	(b)	(3)	Wendell	ID	177,000	405,331	1,005,334	—	177,000	1,410,665	(152,005)	1911	2005	40 years
McCall Rehab and Living Center	(a)	(3)	McCall	ID	213,000	675,976	(5,624)	—	213,000	670,352	(146,885)	1965	2005	40 years
Menlo Park Health Care	(a)	(3)	Portland	OR	112,000	2,205,297	—	—	112,000	2,205,297	(564,499)	1959	2005	40 years
Burton Care Center	(a)	(4)	Burlington	WA	115,000	1,169,629	—	—	115,000	1,169,629	(234,027)	1930	2005	40 years
Columbia View Care Center	(a)	(2)	Cathlamet	WA	49,200	504,900	—	—	49,200	504,900	(119,562)	1965	2005	40 years
Pinehurst Park Terrace	(a)		Seattle	WA	—	360,236	—	(360,236)	—	—	—	—	2005	40 years
Grandview Healthcare Center	(a)	(3)	Grandview	WA	19,300	1,155,216	14,917	—	19,300	1,170,133	(329,071)	1964	2005	40 years
Hillcrest Manor	(a)	(3)	Sunnyside	WA	102,000	1,638,826	5,269,826	—	102,000	6,908,652	(415,870)	1970	2005	40 years
Evergreen Foothills Center	(a)	(3)	Phoenix	AZ	500,000	4,537,644	—	—	500,000	4,537,644	(1,166,270)	1997	2005	40 years
Evergreen Hot Springs Center	(a)	(4)	Hot Springs	MT	103,500	1,942,861	19,412	—	103,500	1,962,273	(388,214)	1963	2005	40 years
Evergreen Polson Center	(a)	(4)	Polson	MT	121,000	2,357,612	(19,412)	—	121,000	2,338,200	(496,834)	1971	2005	40 years
Evergreen Sun City Center	(a)	(3)	Sun City	AZ	476,231	5,697,720	60,161	—	476,231	5,757,881	(1,206,101)	1985	2005	40 years
Sunset Gardens at Mesa	(b)	(3)	Mesa	AZ	123,000	1,640,673	(13,547)	—	123,000	1,627,126	(326,721)	1974	2005	40 years

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
Evergreen Mesa Christian Center	(a)	(3)	Mesa	AZ	466,000	6,231,061	(46,614)	(615,000)	466,000	5,569,447	(1,329,657)	1973	2005	40 years
Evergreen The Dalles Center	(a)	(2)	The Dalles	OR	200,000	3,831,789	91,952	—	200,000	3,923,741	(731,577)	1964	2005	40 years
Evergreen Vista Health Center	(a)	(2)	LaGrande	OR	281,000	4,783,790	248,354	—	281,000	5,032,144	(891,795)	1961	2005	40 years
Whitman Health and Rehab Center	(a)	(2)	Colfax	WA	231,000	6,271,162	38,289	—	231,000	6,309,451	(1,119,667)	1985	2005	40 years
Fountain Retirement Hotel	(b)	(3)	Youngtown	AZ	101,300	1,939,835	163,302	—	101,300	2,103,137	(435,071)	1971	2005	40 years
Gilmer Care Center	(a)	(3)	Gilmer	TX	257,000	2,992,894	362,306	—	257,000	3,355,200	(625,255)	1967	2005	40 years
Columbus Nursing and Rehab Center	(a)	(2)	Columbus	WI	352,000	3,476,920	209,328	—	352,000	3,686,248	(655,099)	1950	2005	40 years
San Juan Rehab and Care Center	(a)	(3)	Anacortes	WA	625,000	1,184,855	2,041,630	—	625,000	3,226,485	(574,072)	1965	2005	40 years
Infinia at Faribault	(a)	(3)	Faribault	MN	70,000	1,484,598	102,124	—	70,000	1,586,722	(355,658)	1958	2005	40 years
Infinia at Owatonna	(a)	(3)	Owatonna	MN	125,000	2,321,296	(19,308)	—	125,000	2,301,988	(474,594)	1963	2005	40 years
Infinia at Willmar	(a)	(3)	Wilmar	MN	70,000	1,341,155	19,645	—	70,000	1,360,800	(284,125)	1998	2005	40 years
Infinia at Florence Heights	(a)	(2)	Omaha	NE	413,000	3,516,247	4,353	—	413,000	3,520,600	(827,102)	1999	2005	40 years
Infinia at Ogden	(a)	(3)	Ogden	UT	233,800	4,478,450	600,246	—	233,800	5,078,696	(874,854)	1977	2005	40 years
Prescott Manor Nursing Center	(a)	(3)	Prescott	AR	43,500	1,461,860	209,056	—	43,500	1,670,916	(405,386)	1965	2005	40 years
Star City Nursing Center	(a)	(3)	Star City	AR	28,000	1,068,891	80,125	—	28,000	1,149,016	(226,920)	1969	2005	40 years
Westview Manor of Peabody	(a)	(2)	Peabody	KS	22,000	502,177	—	—	22,000	502,177	(103,727)	1963	2005	40 years
Orchard Grove Extended Care Center	(a)	(2)	Benton Harbor	MI	166,000	3,185,496	361,939	—	166,000	3,547,435	(673,395)	1971	2005	40 years
Marysville Care Center	(a)		Marysville	CA	281,000	1,319,608	—	(1,600,608)	—	—	—	—	2005	40 years
Yuba City Care Center	(a)		Yuba City	CA	177,385	2,129,584	—	(2,306,969)	—	—	—	—	2005	40 years
Lexington Care Center	(a)	(3)	Lexington	MO	151,000	2,943,170	325,142	—	151,000	3,268,312	(660,259)	1970	2005	40 years
Twin Falls Care Center	(a)	(2)	Twin Falls	ID	448,000	5,144,793	—	—	448,000	5,144,793	(1,012,401)	1961	2005	40 years
Gordon Lane Care Center	(a)	(2)	Fullerton	CA	2,982,000	3,648,346	—	—	2,982,000	3,648,346	(705,956)	1966	2005	40 years
Sierra View Care Center	(a)	(4)	Baldwin Park	CA	868,400	1,748,141	6,377	—	868,400	1,754,518	(388,845)	1938	2005	40 years

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
Villa Maria Care Center	(a)		Long Beach	CA	139,600	766,778	—	(906,378)	—	—	—	—	2005	40 years
High Street Care Center	(a)	(3)	Oakland	CA	246,000	684,695	11,776	—	246,000	696,471	(141,024)	1961	2005	40 years
MacArthur Care Center	(a)	(3)	Oakland	CA	246,000	1,415,776	(11,776)	—	246,000	1,404,000	(384,497)	1960	2005	40 years
Pomona Vista Alzheimer’s Center	(a)	(4)	Pomona	CA	403,000	954,853	—	—	403,000	954,853	(215,325)	1959	2005	40 years
Rose Convalescent Hospital	(a)	(4)	Baldwin Park	CA	1,308,000	486,043	—	—	1,308,000	486,043	(127,236)	1963	2005	40 years
Country Oaks Nursing Center	(a)	(3)	Pomona	CA	1,393,000	2,426,180	—	—	1,393,000	2,426,180	(483,625)	1964	2005	40 years
Evergreen Nursing/Rehab Center	(a)	(3)	Effingham	IL	317,388	3,461,794	—	—	317,388	3,461,794	(702,211)	1974	2005	40 years
Deseret at Hutchinson	(a)	(2)	Hutchinson	KS	180,000	2,546,991	—	—	180,000	2,546,991	(532,129)	1963	2005	40 years
Northridge Healthcare/Rehab	(a)	(3)	Little Rock	AR	465,000	3,011,597	55,321	—	465,000	3,066,918	(893,375)	1969	2005	40 years
Doctors Nursing and Rehab Center	(a)	(3)	Salem	IL	125,000	4,663,792	900,000	—	125,000	5,563,792	(971,791)	1972	2005	40 years
Woodland Hills Health/Rehab	(a)	(3)	Little Rock	AR	270,000	4,006,007	—	—	270,000	4,006,007	(688,890)	1979	2005	40 years
North Richland Hills	(a)		North Richland Hills	TX	980,458	—	5,067,466	(6,047,924)	—	—	—	—	2005	40 years
Chenal Heights	(a)	(2)	Little Rock	AR	1,411,446	—	7,330,169	—	1,411,446	7,330,169	(1,063,673)	2008	2006	40 years
Willis Nursing and Rehab	(a)	(2)	Willis	TX	212,000	2,407,367	—	—	212,000	2,407,367	(387,518)	1975	2006	40 years
Blanchette Place Care Center	(a)	(3)	St. Charles	MO	1,300,000	10,777,312	3,586	—	1,300,000	10,780,898	(1,559,506)	1994	2006	40 years
Cathedral Gardens Care Center	(a)	(3)	St. Louis	MO	1,600,000	9,524,876	51,229	—	1,600,000	9,576,105	(1,424,929)	1979	2006	40 years
Heritage Park Skilled Care	(a)	(3)	Rolla	MO	1,200,000	7,840,918	59,901	—	1,200,000	7,900,819	(1,114,401)	1993	2006	40 years
Oak Forest Skilled Care	(a)	(3)	Ballwin	MO	550,000	3,995,129	42,870	—	550,000	4,037,999	(601,075)	2004	2006	40 years
Richland Care and Rehab	(a)	(3)	Olney	IL	350,000	2,484,264	—	—	350,000	2,484,264	(416,970)	2004	2006	40 years
Bonham Nursing and Rehab	(a)	(3)	Bonham	TX	76,000	1,129,849	—	—	76,000	1,129,849	(171,900)	1969	2006	40 years
Columbus Nursing and Rehab	(a)	(2)	Columbus	TX	150,000	1,808,552	—	—	150,000	1,808,552	(292,895)	1974	2006	40 years
Denison Nursing and Rehab	(a)	(2)	Denison	TX	178,000	1,945,000	—	—	178,000	1,945,000	(297,461)	1958	2006	40 years
Falfurrias Nursing and Rehab	(a)	(2)	Falfurias	TX	92,000	1,065,000	—	—	92,000	1,065,000	(177,455)	1974	2006	40 years
Houston Nursing and Rehab	(a)	(2)	Houston	TX	228,000	2,451,893	—	—	228,000	2,451,893	(374,068)	1976	2006	40 years

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
Kleburg County Nursing/Rehab	(a)	(4)	Kingsville	TX	315,000	3,688,676	—	—	315,000	3,688,676	(562,364)	1947	2006	40 years
Terry Haven Nursing and Rehab	(a)	(2)	Mount Vernon	TX	180,000	1,970,861	—	—	180,000	1,970,861	(327,443)	2004	2006	40 years
Deseret at Mansfield	(b)	(3)	Mansfield	OH	146,000	2,689,968	15,748	—	146,000	2,705,716	(377,139)	1980	2006	40 years
Clarkston Care Center	(a)	(3)	Clarkston	WA	161,633	7,038,367	4,537,514	—	161,633	11,575,881	(1,244,562)	1970	2006	40 years
Highland Terrace Nursing Center	(a)	(3)	Camas	WA	592,776	3,921,159	5,234,581	—	592,776	9,155,740	(866,012)	1970	2006	40 years
Richland Rehabilitation Center	(a)	(4)	Richland	WA	693,000	9,307,000	145,819	—	693,000	9,452,819	(1,302,072)	2004	2006	40 years
Evergreen Milton-Freewater Center	(a)	(2)	Milton Freewater	OR	700,000	5,403,570	—	—	700,000	5,403,570	(814,211)	1965	2006	40 years
Douglas Rehab and Care Center	(a)	(3)	Matoon	IL	250,000	2,390,779	260,000	(13,246)	250,000	2,637,533	(360,740)	1963	2006	40 years
Hillside Living Center	(a)	(3)	Yorkville	IL	560,000	3,073,603	—	(3,168)	560,000	3,070,435	(497,520)	1963	2006	40 years
Arbor View Nursing / Rehab Center	(a)	(3)	Zion	IL	147,000	5,235,290	139,889	(3,855,328)	30,355	1,636,496	(666,850)	1970	2006	40 years
Ashford Hall	(a)	(3)	Irving	TX	1,746,000	11,418,567	113,706	(142,702)	1,746,000	11,389,571	(1,648,057)	1964	2006	40 years
Belmont Nursing and Rehab Center	(a)	(3)	Madison	WI	480,000	1,861,061	6,207	—	480,000	1,867,268	(329,630)	1974	2006	40 years
Blue Ash Nursing and Rehab Center	(a)	(3)	Cincinnati	OH	125,000	6,278,450	447,530	—	125,000	6,725,980	(1,119,598)	1969	2006	40 years
West Chester Nursing/Rehab Center	(a)	(3)	West Chester	OH	100,000	5,663,460	368,689	—	100,000	6,032,149	(1,000,968)	1965	2006	40 years
Wilmington Nursing/Rehab Center	(a)	(3)	Willmington	OH	125,000	6,078,450	472,388	—	125,000	6,550,838	(1,083,737)	1951	2006	40 years
Extended Care Hospital of Riverside	(a)	(2)	Riverside	CA	1,091,000	5,646,826	—	(26,375)	1,091,000	5,620,451	(1,227,831)	1967	2006	40 years
Heritage Manor	(a)	(2)	Monterey Park	CA	1,585,508	9,274,154	—	(23,200)	1,585,508	9,250,954	(1,790,583)	1965	2006	40 years
French Park Care Center	(a)	(2)	Santa Ana	CA	1,076,447	5,983,614	596,442	—	1,076,447	6,580,056	(942,477)	1967	2006	40 years
North Valley Nursing Center	(a)	(2)	Tujunga	CA	613,800	5,031,473	—	(25,382)	613,800	5,006,091	(865,367)	1967	2006	40 years
Villa Rancho Bernardo Care Center	(a)	(2)	San Diego	CA	1,425,347	9,652,911	65,349	(57,067)	1,425,347	9,661,193	(1,444,220)	1994	2006	40 years
Austin Nursing Center	(a)	(3)	Austin	TX	1,501,040	4,504,643	185,833	—	1,501,040	4,690,476	(590,439)	2007	2007	40 years
Dove Hill Care Center and Villas	(a)	(3)	Hamilton	TX	58,397	5,781,296	—	—	58,397	5,781,296	(706,056)	1998	2007	40 years

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
Brighten at Medford	(a)	(3)	Medford	MA	2,365,610	6,612,915	291,912	(858,916)	2,122,533	6,288,988	(926,808)	1978	2007	40 years
Brighten at Ambler	(a)	(3)	Ambler	PA	370,010	5,111,673	(681,580)	—	370,010	4,430,093	(562,528)	1963	2007	40 years
Brighten at Broomall	(a)	(3)	Broomall	PA	607,870	3,930,013	590,503	—	607,870	4,520,516	(631,641)	1955	2007	40 years
Brighten at Bryn Mawr	(a)	(3)	Bryn Mawr	PA	708,300	6,352,474	1,187,886	—	708,300	7,540,360	(918,492)	1972	2007	40 years
Brighten at Julia Ribaudo	(a)	(3)	Lake Ariel	PA	369,050	7,559,765	730,412	—	369,050	8,290,177	(1,094,149)	1980	2007	40 years
Good Samaritan Nursing Home	(a)	(2)	Avon	OH	393,813	8,856,210	108,495	—	393,813	8,964,705	(1,298,381)	1964	2007	40 years
Belleville Illinois	(a)	(3)	Belleville	IL	670,481	3,431,286	—	—	670,481	3,431,286	(419,366)	1978	2007	40 years
Homestead Various Leases (f)	(a)	(3)		TX	345,197	4,352,982	5,504	—	345,197	4,358,486	(550,921)	—	2007	40 years
Byrd Haven Nursing Home	(a)	(3)	Searcy	AR	772,501	2,413,388	761,524	—	772,501	3,174,912	(324,347)	1961	2008	40 years
Evergreen Arvin Healthcare	(a)	(2)	Arvin	CA	900,000	4,764,928	758,102	—	1,020,441	5,402,589	(525,044)	1984	2008	40 years
Evergreen Bakersfield Healthcare	(a)	(2)	Bakersfield	CA	1,000,000	12,154,112	1,760,333	—	1,133,824	13,780,621	(1,207,162)	1987	2008	40 years
Evergreen Lakeport Healthcare	(a)	(2)	Lakeport	CA	1,100,000	5,237,033	848,045	—	1,247,206	5,937,872	(590,241)	1987	2008	40 years
New Hope Care Center	(a)	(2)	Tracy	CA	1,900,000	10,293,920	1,631,836	—	2,154,265	11,671,491	(1,041,255)	1987	2008	40 years
Olive Ridge Care Center	(a)	(2)	Oroville	CA	800,000	8,609,470	1,933,101	—	907,059	10,435,512	(931,776)	1987	2008	40 years
Twin Oaks Health & Rehab	(a)	(2)	Chico	CA	1,300,000	8,397,558	1,297,764	—	1,473,971	9,521,351	(928,551)	1988	2008	40 years
Evergreen Health & Rehab	(a)	(2)	LaGrande	OR	1,400,000	808,374	295,533	—	1,587,353	916,554	(113,142)	1975	2008	40 years
Evergreen Bremerton Health & Rehab	(a)	(2)	Bremerton	WA	650,000	1,366,315	269,830	(1,390,033)	258,285	637,827	(146,113)	1969	2008	40 years
Four Fountains	(a)	(3)	Belleville	IL	989,489	5,007,411	—	—	989,489	5,007,411	(442,198)	1972	2008	40 years
Brookside Health & Rehab	(a)	(3)	Little Rock	AR	750,690	4,421,289	1,613,473	—	750,690	6,034,762	(538,746)	1969	2008	40 years
Skilcare Nursing Center	(a)	(3)	Jonesboro	AR	417,050	7,007,007	—	—	417,050	7,007,007	(678,534)	1973	2008	40 years
Stoneybrook Health & Rehab Center	(a)	(3)	Benton	AR	250,231	3,170,134	—	—	250,231	3,170,134	(330,209)	1968	2008	40 years
Trumann Health & Rehab	(a)	(3)	Trumann	AR	166,821	3,587,185	—	—	166,821	3,587,185	(343,416)	1971	2008	40 years
Deseret at McPherson	(a)	(2)	McPherson	KS	92,001	1,874,921	—	—	92,001	1,874,921	(168,969)	1970	2008	40 years
Mission Nursing Center	(a)	(4)	Riverside	CA	230,000	1,209,976	—	—	230,000	1,209,976	(112,123)	1957	2008	40 years
New Byrd Haven Nursing Home	(a)	(3)	Searcy	AR	—	10,213,112	—	—	—	10,213,112	(823,174)	2009	2009	40 years
Evergreen Health & Rehab of Petaluma	(a)	(2)	Petaluma	CA	748,668	2,459,910	—	—	748,668	2,459,910	(264,529)	1969	2009	40 years
Evergreen Mountain View Health & Rehab	(a)	(2)	Carson City	NV	3,454,723	5,942,468	—	—	3,454,723	5,942,468	(459,236)	1977	2009	40 years
Little Rock Health and Rehab	(a)	(1)	Little Rock	AR	471,169	4,778,831	6,795,588	—	471,169	11,574,419	(421,853)	1971	2009	40 years
Hidden Acres Health Care	(a)	(3)	Mount Pleasant	TN	67,413	3,312,587	—	—	67,413	3,312,587	(139,369)	1979	2010	40 years
Community Care and Rehab	(a)	(1)	Riverside	CA	1,648,067	9,851,933	—	—	1,648,067	9,851,933	(382,768)	1965	2010	40 years
Heritage Gardens of Portageville	(a)	(3)	Portageville	MO	223,658	3,088,802	—	—	223,658	3,088,802	(108,656)	1995	2010	40 years
Heritage Gardens of Greenville	(a)	(3)	Greenville	MO	118,925	2,218,775	—	—	118,925	2,218,775	(79,850)	1990	2010	40 years
Heritage Gardens of Senath	(a)	(3)	Senath	MO	108,843	2,773,194	263,143	—	108,843	3,036,337	(107,963)	1980	2010	40 years
Heritage Gardens of Senath South	(a)	(3)	Senath	MO	72,805	1,854,998	—	—	72,805	1,854,998	(67,959)	1980	2010	40 years
The Carrington	(a)	(2)	Lynchburg	VA	705,888	4,294,112	—	—	705,888	4,294,112	(138,011)	1994	2010	40 years
Arma Care Center	(a)	(2)	Arma	KS	57,452	2,897,772	—	—	57,452	2,897,772	(85,877)	1970	2010	40 years
Yates Center Nursing and Rehab	(a)	(2)	Yates	KS	54,340	2,990,435	—	—	54,340	2,990,435	(88,193)	1967	2011	40 years
Great Bend Health & Rehab Center	(a)	(2)	Great Bend	KS	111,482	4,588,518	288,312	—	111,482	4,876,830	(172,122)	1965	2010	40 years
Maplewood at Norwalk	(b)	(3)	Norwalk	CT	1,589,950	1,010,050	4,611,873	—	1,589,950	5,621,923	(25,251)	1983	2010	40 years
Carrizo Springs Nursing & Rehab	(a)	(3)	Carrizo Springs	TX	45,317	1,954,683	—	—	45,317	1,954,683	(63,153)	1965	2010	40 years
Maplewood at Orange	(b)	(2)	Orange	CT	1,133,533	11,155,287	2,131,478	—	1,133,533	13,286,765	(351,534)	1999	2010	40 years
Wellington Leasehold	(a)	(3)	Wellington	KS	—	—	1,403,108	—	—	1,403,108	(19,769)	1957	2010	21years
St. James Nursing & Rehab	(a)	(3)	Carrabelle	FL	1,144,155	8,855,845	—	—	1,144,155	8,855,845	(214,960)	2009	2011	40 years
University Manor	(a)	(3)	Cleveland	OH	886,425	8,694,575	—	—	886,425	8,694,575	(183,827)	1982	2011	40 years
Grand Rapids Care Center	(a)	(3)	Grand Rapids	OH	288,249	1,516,629	—	—	288,249	1,516,629	(28,633)	1993	2011	40 years
Bellevue Care Center	(a)	(3)	Bellevue	OH	282,354	3,440,207	—	—	282,354	3,440,207	(64,119)	1988	2011	40 years
Orchard Grove Assisted Living	(b)	(3)	Bellevue	OH	282,354	3,440,207	—	—	282,354	3,440,207	(64,120)	1998	2011	40 years
Woodland Manor Nursing and Rehabilitation	(a)	(3)	Conroe	TX	576,518	2,090,586	115,000	—	576,518	2,205,586	(51,016)	1975	2011	40 years
Fredericksburg Nursing and Rehabilitation	(a)	(3)	Fredericksburg	TX	326,731	3,046,370	—	—	326,731	3,046,370	(58,617)	1970	2011	40 years
Jasper Nursing and Rehabilitation	(a)	(3)	Jasper	TX	113,083	2,554,020	—	—	113,083	2,554,020	(46,490)	1972	2011	40 years
Legacy Park Community Living Center	(a)	(3)	Peabody	KS	33,420	1,266,580	—	—	33,420	1,266,580	(25,752)	1963	2011	40 years
Lakewood Senior Living of Pratt	(a)	(3)	Pratt	KS	18,503	502,901	—	—	18,503	502,901	(12,496)	1964	2011	40 years
Lakewood Senior Living of Seville	(a)	(3)	Wichita	KS	93,731	896,938	—	—	93,731	896,938	(19,176)	1977	2011	40 years
Lakewood Senior Living of Haviland	(a)	(3)	Haviland	KS	112,480	648,771	—	—	112,480	648,771	(15,506)	1971	2011	40 years
Oak Manor Nursing and Rehabilitation	(a)	(3)	Commerce	TX	224,899	1,867,793	78,806	—	224,899	1,946,599	(41,184)	1963	2011	40 years
Loma Linda Healthcare	(a)	(3)	Moberly	MO	913,017	4,556,983	—	—	913,017	4,556,983	(89,139)	1987	2011	40 years
Maplewood at Newtown	(b)	(3)	Newtown	CT	4,941,584	7,058,416	3,332,745	—	6,314,004	9,018,742	(175,867)	2000	2011	40 years
Chatham Acres Nursing Home	(a)	(3)	Chatham	PA	203,431	1,996,569	—	—	203,431	1,996,569	(47,735)	1873	2011	40 years
Transitions Healthcare Gettysburg	(a)	(3)	Gettysburg	PA	241,994	5,858,005	67,696	—	241,994	5,925,701	(70,586)	1950	2011	40 years
Maplewood at Darien	(b)	(3)	Darien	CT	2,430,458	3,069,542	1,132,247	—	2,430,458	4,201,789	(26,305)	2012	2011	40 years
Crawford Manor	(a)	(2)	Cleveland	OH	119,877	3,080,123	—	—	119,877	3,080,123	(27,412)	1994	2011	40 years
Aviv Asset Management	(d)	(3)	Chicago	IL	—	—	411,969	—	—	411,969	(156,747)	—
Skagit Aviv	(e)	(3)	Mt. Vernon	WA	—	—	422,205	—	—	422,205	—	—
Chatham Acres	(e)	(3)	Chatham	PA	—	—	274,318	—	—	274,318	—	—
Amberwood Manor Nursing Home Rehabilitation	(a)	(5)	New Philadelphia	PA	450,642	3,264,346	—	—	450,642	3,264,346	(14,435)	1962	2011	40 years
Caring Heights Community Care & Rehabilitation Center	(a)	(5)	Coroapolis	PA	1,546,079	10,018,012	—	—	1,546,079	10,018,012	(44,480)	1983	2011	40 years
Dunmore Healthcare Group	(a)	(5)	Dunmore	PA	398,110	6,812,777	—	—	398,110	6,812,777	(30,530)	2002	2011	40 years
Eagle Creek Healthcare Group	(a)	(5)	West Union	OH	1,055,733	5,774,130	—	—	1,055,733	5,774,130	(25,726)	1981	2011	40 years
Edison Manor Nursing & Rehabilitation	(a)	(5)	New Castle	PA	393,475	8,246,253	—	—	393,475	8,246,253	(37,098)	1982	2011	40 years
Indian Hills Health & Rehabilitation Center	(a)	(5)	Euclid	OH	852,677	8,425,268	—	—	852,677	8,425,268	(37,367)	1989	2011	40 years
Milcrest Nursing Center	(a)	(5)	Marysville	OH	735,942	2,169,369	—	—	735,942	2,169,369	(9,872)	1968	2011	40 years
Scranton Healthcare Center	(a)	(5)	Scranton	PA	1,120,202	5,536,985	—	—	1,120,202	5,536,985	(24,174)	2002	2011	40 years
Deseret Nursing & Rehabilitation at Colby	(a)	(5)	Colby	KS	569,437	2,798,928	—	—	569,437	2,798,928	(12,144)	1974	2011	40 years
Deseret Nursing & Rehabilitation at Kensington	(a)	(5)	Kensington	KS	279,893	1,418,766	—	—	279,893	1,418,766	(6,514)	1959	2011	40 years
Deseret Nursing & Rehabilitation at Onaga	(a)	(5)	Onaga	KS	86,863	2,866,488	—	—	86,863	2,866,488	(12,426)	1959	2011	40 years
Deseret Nursing & Rehabilitation at Oswego	(a)	(5)	Oswego	KS	183,378	839,678	—	—	183,378	839,678	(3,981)	1960	2011	40 years
Deseret Nursing & Rehabilitation at Smith Center	(a)	(5)	Smith Center	KS	106,166	1,650,402	—	—	106,166	1,650,402	(7,359)	1964	2011	40 years
Burford Manor	(a)	(5)	Davis	OK	80,000	3,220,000	—	—	80,000	3,220,000	(14,292)	1969	2011	40 years
Care Meridian Cowan Heights	(h)	(5)	Santa Ana	CA	219,887	1,129,422	—	—	219,887	1,129,422	—	1989	2011	40 years
Care Meridian Escondido	(h)	(5)	Escondido	CA	169,913	1,139,416	—	—	169,913	1,139,416	—	1990	2011	40 years
Care Meridian Fresno-Marks	(h)	(5)	Fresno	CA	269,862	1,709,125	—	—	269,862	1,709,125	—	1990	2011	40 years
Care Meridian La Habra Heights	(h)	(5)	La Habra	CA	199,898	1,339,314	—	—	199,898	1,339,314	—	1990	2011	40 years
Care Meridian Sacramento	(h)	(5)	Elk Grove	CA	219,887	1,649,155	—	—	219,887	1,649,155	—	1992	2011	40 years
Care Meridian Oxnard	(h)	(5)	Oxnard	CA	99,949	1,219,375	—	—	99,949	1,219,375	—	1994	2011	40 years
Care Meridian Santiago Canyon	(h)	(5)	Silverado	CA	549,718	1,039,468	—	—	549,718	1,039,468	—	1999	2011	40 years
Care Meridian Marin	(h)	(5)	Fairfax	CA	319,836	2,148,899	—	—	319,836	2,148,899	—	2000	2011	40 years
Care Meridian Gilroy	(h)	(5)	Gilroy	CA	1,089,442	1,759,099	—	—	1,089,442	1,759,099	—	2000	2011	40 years
Care Meridian Artesia	(h)	(5)	Artesia	CA	179,908	1,389,288	—	—	179,908	1,389,288	—	2002	2011	40 yesar
Care Meridian Las Vegas	(a)	(5)	Las Vegas	NV	759,611	7,776,017	—	—	759,611	7,776,017	—	2004	2011	40 years
Sandalwood Healthcare	(a)	(5)	Little Rock	AR	1,040,000	3,710,000	—	—	1,040,000	3,710,000	—	1996	2011	40 years
Bath Creek		(3)	Cuyahoga Falls	OH	—	—	—	—	—	—	—

					$103,199,886	$754,151,054	$79,220,090	$(28,105,455)	$102,925,122	$805,542,464	$(96,796,028)

Assets under direct financing leases

Description	Type of Asset	Encumbrances	City	State	Initial Cost to Company	Acceleration/ Amortization	Impairment / Dispositions	Gross Amount Carried at December 31, 2011	Year of Construction	Date Acquired
Fountain Lake	(a)	(2)	Hot Springs	AR	$10,418,738	$497,443	$—	$10,916,181	2007	2008

					$10,418,738	$497,443	$—	$10,916,181

(a)	Skilled Nursing Facilities (SNFs)
(b)	Assisted Living Facilities (ALFs)
(c)	Vacant Land
(d)	Assets relating to corporate office space
(e)	Developmental asset
(f)	Includes six properties all allocated in Texas
(g)	The aggregate cost for federal income tax purposes of the real estate as of December 31, 2011 is $611,116,546 (unaudited)
(h)	Traumatic Brain Injury Center (TBIs)

Encumbrances:	(1)	Standalone first mortgage
	(2)	The Mortgage
	(3)	Unencumbered
	(4)	The Revolver
	(5)	The Acquisition Credit Line

	For the Years Ended December 31,
	2011	2010	2009
Reconciliation of real estate:
Carrying cost:
Balance at beginning of period	$703,049,477	$636,409,268	$606,691,800

Additions during period:
Acquisitions	186,078,338	63,005,000	17,856,000
Development of real estate investments and capital expenditures	36,686,682	7,815,209	11,861,468
Dispositions:
Sale of assets	(339,009)	(4,084,000)	—
Impairment(i)	(6,091,721)	(96,000)	—

Balance at end of period	$919,383,767	$703,049,477	$636,409,268

Accumulated depreciation:
Balance at beginning of period	$75,948,944	$58,673,377	$42,091,996

Additions during period:
Depreciation expense	20,847,084	17,853,799	17,527,656
Dispositions:
Sale of assets	—	(578,232)	(946,275)
Impairment(i)	—	—	—

Balance at end of period	$96,796,028	$75,948,944	$58,673,377

(i)	Represents the write-down of carrying cost and accumulated depreciation on assets where impairment charges were taken.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Real Estate Investments

SCHEDULE III – REAL ESTATE INVESTMENTS

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
SunBridge Care/Rehab-Broadway	(a)	(2)	Methuen	MA	$31,469	$495,552	$—	$(130,000)	$31,469	$365,552	$(164,498)	1910	1993	40 years
SunBridge - Colonial Heights	(a)	(2)	Lawrence	MA	63,160	958,681	—	(225,000)	63,160	733,681	(330,157)	1963	1993	40 years
SunBridge - Fall River	(c)		Fall River	MA	90,707	1,308,677	—	(1,399,384)	—	—	—	—	1993	40 years
SunBridge Care Center- Glenwood	(a)	(2)	Lowell	MA	82,483	1,210,652	—	(252,500)	82,483	958,152	(431,164)	1964	1993	40 years
SunBridge - Hammond House	(a)	(2)	Worchester	MA	42,062	663,598	488,598	(663,598)	42,062	488,598	(219,869)	1965	1993	40 years
SunBridge for North Reading	(a)	(2)	North Reading	MA	113,195	1,567,397	—	(252,500)	113,195	1,314,897	(591,703)	1966	1993	40 years
Robbin House Nursing and Rehab	(c)		Quincy	MA	66,000	1,051,668	—	(1,117,668)	—	—	—	—	1993	40 years
SunBridge Care Center - Rosewood	(a)	(2)	Fall River	MA	31,893	512,984	—	(142,501)	31,893	370,483	(166,717)	1882	1993	40 years
SunBridge Care/Rehab-Sandalwood	(a)	(2)	Oxford	MA	64,435	940,982	497,782	(192,500)	64,435	1,246,264	(384,714)	1966	1993	40 years
SunBridge - Spring Valley	(a)	(2)	Worchester	MA	71,084	1,030,725	—	(205,000)	71,084	825,725	(371,576)	1960	1993	40 years
SunBridge Care/Rehab-Town Manor	(c)		Lawrence	MA	89,790	1,305,518	—	(1,395,308)	—	—	—	—	1993	40 years
SunBridge Care/Rehab-Woodmill	(a)	(2)	Lawrence	MA	61,210	946,028	—	(235,000)	61,210	711,028	(319,963)	1965	1993	40 years
SunBridge Care/Rehab-Worcester	(c)		Worchester	MA	92,512	1,374,636	—	(1,467,148)	—	—	—	—	1993	40 years
Countryside Community	(a)	(2)	South Haven	MI	221,000	4,239,161	12,959	—	221,000	4,252,120	(829,923)	1975	2005	40 years
Pepin Manor	(a)	(2)	Pepin	WI	318,000	1,569,959	182,045	—	318,000	1,752,004	(309,980)	1978	2005	40 years
Highland Health Care Center	(a)	(2)	Highland	IL	189,921	1,723,523	—	—	189,921	1,723,523	(362,626)	1963	2005	40 years
Nebraska Skilled Nursing/Rehab	(a)	(2)	Omaha	NE	211,000	6,694,584	—	(1,510)	209,490	6,694,584	(1,477,526)	1971	2005	40 years
Casa Real	(a)	(2)	Santa Fe	NM	1,029,800	2,692,295	630,608	—	1,029,800	3,322,903	(688,502)	1985	2005	40 years
Clayton Nursing and Rehab	(a)	(2)	Clayton	NM	41,000	790,476	—	—	41,000	790,476	(227,029)	1960	2005	40 years
Country Cottage Care/Rehab Center	(a)	(2)	Hobbs	NM	9,000	671,536	—	—	9,000	671,536	(225,301)	1963	2005	40 years
Bloomfield Nursing/Rehab Center	(a)	(2)	Bloomfield	NM	343,800	4,736,296	—	—	343,800	4,736,296	(954,321)	1985	2005	40 years
Espanola Valley Center	(a)	(2)	Espanola	NM	216,000	4,143,364	—	—	216,000	4,143,364	(919,478)	1984	2005	40 years
Sunshine Haven Lordsburg	(a)	(2)	Lordsburg	NM	57,041	1,881,927	—	—	57,041	1,881,927	(350,477)	1972	2005	40 years
Silver City Care Center	(a)	(2)	Silver City	NM	305,000	5,843,505	—	—	305,000	5,843,505	(1,143,540)	1984	2005	40 years
Raton Nursing and Rehab Center	(a)	(2)	Raton	NM	128,000	1,509,456	—	—	128,000	1,509,456	(417,333)	1985	2005	40 years
Red Rocks Care Center	(a)	(2)	Gallup	NM	329,000	3,952,779	—	—	329,000	3,952,779	(841,101)	1978	2005	40 years
Heritage Villa Nursing/Rehab	(a)	(2)	Dayton	TX	18,000	435,568	9,400	—	18,000	444,968	(107,714)	1964	2005	40 years
Wellington Oaks Nursing/Rehab	(a)	(2)	Ft. Worth	TX	137,000	1,147,400	(9,400)	—	137,000	1,138,000	(287,720)	1963	2005	40 years
Seven Oaks Nursing and Rehab	(a)	(2)	Bonham	TX	63,000	2,583,389	—	—	63,000	2,583,389	(541,131)	1970	2005	40 years
Birchwood Nursing and Rehab	(a)	(2)	Cooper	TX	96,000	2,726,580	8,304	—	96,000	2,734,884	(559,753)	1966	2005	40 years
Smith Nursing and Rehab	(a)	(2)	Wolfe City	TX	49,000	1,010,304	(8,304)	—	49,000	1,002,000	(225,281)	1946	2005	40 years
Blanco Villa Nursing and Rehab	(a)	(3)	San Antonio	TX	341,847	1,931,216	951,592	—	341,847	2,882,808	(549,348)	1969	2005	40 years
Forest Hill Nursing Center	(a)		Ft. Worth	TX	87,904	1,764,129	—	(1,852,033)	—	—	—	—	2005	40 years
Garland Nursing and Rehab	(a)	(3)	Garland	TX	56,509	1,058,409	1,401,030	—	56,509	2,459,439	(290,688)	1964	2005	40 years
Hillcrest Nursing and Rehab	(a)	(3)	Wylie	TX	209,992	2,683,768	5,438	—	209,992	2,689,206	(559,464)	1975	2005	40 years
Mansfield Nursing and Rehab	(a)	(3)	Mansfield	TX	486,958	2,142,550	(17,723)	—	486,958	2,124,827	(474,635)	1964	2005	40 years
Westridge Nursing and Rehab	(a)	(3)	Lancaster	TX	625,790	1,847,633	(15,270)	—	625,790	1,832,363	(481,431)	1973	2005	40 years
Clifton Nursing and Rehab	(a)	(4)	Clifton	TX	125,000	2,974,643	—	—	125,000	2,974,643	(666,780)	1995	2005	40 years
Brownwood Nursing and Rehab	(a)	(2)	Brownwood	TX	140,000	3,463,711	844,609	—	140,000	4,308,320	(708,624)	1968	2005	40 years
Irving Nursing and Rehab	(a)	(2)	Irving	TX	137,000	1,248,284	(10,284)	—	137,000	1,238,000	(290,419)	1972	2005	40 years
Stanton Nursing and Rehab	(a)	(3)	Stanton	TX	261,000	1,017,599	11,707	—	261,000	1,029,306	(231,828)	1972	2005	40 years
Valley Mills Nursing and Rehab	(a)	(3)	Valley Mills	TX	34,000	1,091,210	(8,977)	—	34,000	1,082,233	(235,395)	1971	2005	40 years
Hometown Care Center	(a)		Moody	TX	13,000	328,263	—	(341,263)	—	—	—	—	2005	40 years
Shuksan Healthcare Center	(a)	(3)	Bellingham	WA	61,000	491,085	1,983,432	—	61,000	2,474,517	(265,694)	1965	2005	40 years
Orange Villa Nursing and Rehab	(a)	(4)	Orange	TX	97,500	1,948,490	17,468	—	97,500	1,965,958	(423,569)	1973	2005	40 years
Pinehurst Nursing and Rehab	(a)	(4)	Orange	TX	98,500	2,072,051	22,567	—	98,500	2,094,618	(466,572)	1955	2005	40 years
Wheeler Nursing and Rehab	(a)	(2)	Wheeler	TX	17,000	1,369,290	—	—	17,000	1,369,290	(313,914)	1982	2005	40 years
North Pointe Nursing and Rehab	(a)	(4)	Watauga	TX	1,061,000	3,845,890	—	—	1,061,000	3,845,890	(767,548)	1999	2005	40 years
ABC Health Center	(a)	(2)	Harrisonville	MO	143,500	1,922,391	122,010	—	143,500	2,044,401	(391,399)	1970	2005	40 years
Camden Health Center	(a)	(2)	Harrisonville	MO	189,000	2,531,961	68,462	—	189,000	2,600,423	(482,866)	1977	2005	40 years
Cedar Valley Health Center	(a)	(2)	Rayton	MO	252,000	3,375,981	58,200	—	252,000	3,434,181	(710,737)	1978	2005	40 years
Monett Healthcare Center	(a)	(2)	Monett	MO	259,000	3,469,761	(26,381)	—	259,000	3,443,380	(693,357)	1976	2005	40 years
White Ridge Health Center	(a)	(2)	Lee’s Summit	MO	292,250	3,914,964	32,514	—	292,250	3,947,478	(768,828)	1986	2005	40 years
The Orchards Rehab/Care Center	(a)	(3)	Lewiston	ID	201,000	4,319,316	35,324	—	201,000	4,354,640	(1,002,064)	1958	2005	40 years
SunBridge for Payette	(a)	(3)	Payette	ID	179,000	3,165,530	(26,331)	—	179,000	3,139,199	(557,003)	1964	2005	40 years
Magic Valley Manor-Assisted Living	(b)	(3)	Wendell	ID	177,000	405,331	1,005,334	—	177,000	1,410,665	(152,005)	1911	2005	40 years
McCall Rehab and Living Center	(a)	(3)	McCall	ID	213,000	675,976	(5,624)	—	213,000	670,352	(146,885)	1965	2005	40 years
Menlo Park Health Care	(a)	(3)	Portland	OR	112,000	2,205,297	—	—	112,000	2,205,297	(564,499)	1959	2005	40 years
Burton Care Center	(a)	(4)	Burlington	WA	115,000	1,169,629	—	—	115,000	1,169,629	(234,027)	1930	2005	40 years
Columbia View Care Center	(a)	(2)	Cathlamet	WA	49,200	504,900	—	—	49,200	504,900	(119,562)	1965	2005	40 years
Pinehurst Park Terrace	(a)		Seattle	WA	—	360,236	—	(360,236)	—	—	—	—	2005	40 years
Grandview Healthcare Center	(a)	(3)	Grandview	WA	19,300	1,155,216	14,917	—	19,300	1,170,133	(329,071)	1964	2005	40 years
Hillcrest Manor	(a)	(3)	Sunnyside	WA	102,000	1,638,826	5,269,826	—	102,000	6,908,652	(415,870)	1970	2005	40 years
Evergreen Foothills Center	(a)	(3)	Phoenix	AZ	500,000	4,537,644	-	-	500,000	4,537,644	(1,166,270)	1997	2005	40 years
Evergreen Hot Springs Center	(a)	(4)	Hot Springs	MT	103,500	1,942,861	19,412	—	103,500	1,962,273	(388,214)	1963	2005	40 years
Evergreen Polson Center	(a)	(4)	Polson	MT	121,000	2,357,612	(19,412)	—	121,000	2,338,200	(496,834)	1971	2005	40 years
Evergreen Sun City Center	(a)	(3)	Sun City	AZ	476,231	5,697,720	60,161	—	476,231	5,757,881	(1,206,101)	1985	2005	40 years
Sunset Gardens at Mesa	(b)	(3)	Mesa	AZ	123,000	1,640,673	(13,547)	—	123,000	1,627,126	(326,721)	1974	2005	40 years
Evergreen Mesa Christian Center	(a)	(3)	Mesa	AZ	466,000	6,231,061	(46,614)	(615,000)	466,000	5,569,447	(1,329,657)	1973	2005	40 years
Evergreen The Dalles Center	(a)	(2)	The Dalles	OR	200,000	3,831,789	91,952	—	200,000	3,923,741	(731,577)	1964	2005	40 years
Evergreen Vista Health Center	(a)	(2)	LaGrande	OR	281,000	4,783,790	248,354	—	281,000	5,032,144	(891,795)	1961	2005	40 years
Whitman Health and Rehab Center	(a)	(2)	Colfax	WA	231,000	6,271,162	38,289	—	231,000	6,309,451	(1,119,667)	1985	2005	40 years
Fountain Retirement Hotel	(b)	(3)	Youngtown	AZ	101,300	1,939,835	163,302	—	101,300	2,103,137	(435,071)	1971	2005	40 years
Gilmer Care Center	(a)	(3)	Gilmer	TX	257,000	2,992,894	362,306	—	257,000	3,355,200	(625,255)	1967	2005	40 years
Columbus Nursing and Rehab Center	(a)	(2)	Columbus	WI	352,000	3,476,920	209,328	—	352,000	3,686,248	(655,099)	1950	2005	40 years
San Juan Rehab and Care Center	(a)	(3)	Anacortes	WA	625,000	1,184,855	2,041,630	—	625,000	3,226,485	(574,072)	1965	2005	40 years
Infinia at Faribault	(a)	(3)	Faribault	MN	70,000	1,484,598	102,124	—	70,000	1,586,722	(355,658)	1958	2005	40 years
Infinia at Owatonna	(a)	(3)	Owatonna	MN	125,000	2,321,296	(19,308)	—	125,000	2,301,988	(474,594)	1963	2005	40 years
Infinia at Willmar	(a)	(3)	Wilmar	MN	70,000	1,341,155	19,645	—	70,000	1,360,800	(284,125)	1998	2005	40 years
Infinia at Florence Heights	(a)	(2)	Omaha	NE	413,000	3,516,247	4,353	—	413,000	3,520,600	(827,102)	1999	2005	40 years
Infinia at Ogden	(a)	(3)	Ogden	UT	233,800	4,478,450	600,246	—	233,800	5,078,696	(874,854)	1977	2005	40 years
Prescott Manor Nursing Center	(a)	(3)	Prescott	AR	43,500	1,461,860	209,056	—	43,500	1,670,916	(405,386)	1965	2005	40 years
Star City Nursing Center	(a)	(3)	Star City	AR	28,000	1,068,891	80,125	—	28,000	1,149,016	(226,920)	1969	2005	40 years
Westview Manor of Peabody	(a)	(2)	Peabody	KS	22,000	502,177	—	—	22,000	502,177	(103,727)	1963	2005	40 years
Orchard Grove Extended Care Center	(a)	(2)	Benton Harbor	MI	166,000	3,185,496	361,939	—	166,000	3,547,435	(673,395)	1971	2005	40 years
Marysville Care Center	(a)		Marysville	CA	281,000	1,319,608	—	(1,600,608)	—	—	—	—	2005	40 years
Yuba City Care Center	(a)		Yuba City	CA	177,385	2,129,584	—	(2,306,969)	—	—	—	—	2005	40 years
Lexington Care Center	(a)	(3)	Lexington	MO	151,000	2,943,170	325,142	—	151,000	3,268,312	(660,259)	1970	2005	40 years
Twin Falls Care Center	(a)	(2)	Twin Falls	ID	448,000	5,144,793	—	—	448,000	5,144,793	(1,012,401)	1961	2005	40 years
Gordon Lane Care Center	(a)	(2)	Fullerton	CA	2,982,000	3,648,346	—	—	2,982,000	3,648,346	(705,956)	1966	2005	40 years
Sierra View Care Center	(a)	(4)	Baldwin Park	CA	868,400	1,748,141	6,377	—	868,400	1,754,518	(388,845)	1938	2005	40 years
Villa Maria Care Center	(a)		Long Beach	CA	139,600	766,778	—	(906,378)	—	—	—	—	2005	40 years
High Street Care Center	(a)	(3)	Oakland	CA	246,000	684,695	11,776	—	246,000	696,471	(141,024)	1961	2005	40 years
MacArthur Care Center	(a)	(3)	Oakland	CA	246,000	1,415,776	(11,776)	—	246,000	1,404,000	(384,497)	1960	2005	40 years
Pomona Vista Alzheimer’s Center	(a)	(4)	Pomona	CA	403,000	954,853	—	—	403,000	954,853	(215,325)	1959	2005	40 years
Rose Convalescent Hospital	(a)	(4)	Baldwin Park	CA	1,308,000	486,043	—	—	1,308,000	486,043	(127,236)	1963	2005	40 years
Country Oaks Nursing Center	(a)	(3)	Pomona	CA	1,393,000	2,426,180	—	—	1,393,000	2,426,180	(483,625)	1964	2005	40 years
Evergreen Nursing/Rehab Center	(a)	(3)	Effingham	IL	317,388	3,461,794	—	—	317,388	3,461,794	(702,211)	1974	2005	40 years
Deseret at Hutchinson	(a)	(2)	Hutchinson	KS	180,000	2,546,991	—	—	180,000	2,546,991	(532,129)	1963	2005	40 years
Northridge Healthcare/Rehab	(a)	(3)	Little Rock	AR	465,000	3,011,597	55,321	—	465,000	3,066,918	(893,375)	1969	2005	40 years
Doctors Nursing and Rehab Center	(a)	(3)	Salem	IL	125,000	4,663,792	900,000	—	125,000	5,563,792	(971,791)	1972	2005	40 years
Woodland Hills Health/Rehab	(a)	(3)	Little Rock	AR	270,000	4,006,007	—	—	270,000	4,006,007	(688,890)	1979	2005	40 years
North Richland Hills	(a)		North Richland Hills	TX	980,458	—	5,067,466	(6,047,924)	—	—	—	—	2005	40 years
Chenal Heights	(a)	(2)	Little Rock	AR	1,411,446	—	7,330,169	—	1,411,446	7,330,169	(1,063,673)	2008	2006	40 years
Willis Nursing and Rehab	(a)	(2)	Willis	TX	212,000	2,407,367	—	—	212,000	2,407,367	(387,518)	1975	2006	40 years
Blanchette Place Care Center	(a)	(3)	St. Charles	MO	1,300,000	10,777,312	3,586	—	1,300,000	10,780,898	(1,559,506)	1994	2006	40 years
Cathedral Gardens Care Center	(a)	(3)	St. Louis	MO	1,600,000	9,524,876	51,229	—	1,600,000	9,576,105	(1,424,929)	1979	2006	40 years
Heritage Park Skilled Care	(a)	(3)	Rolla	MO	1,200,000	7,840,918	59,901	—	1,200,000	7,900,819	(1,114,401)	1993	2006	40 years
Oak Forest Skilled Care	(a)	(3)	Ballwin	MO	550,000	3,995,129	42,870	—	550,000	4,037,999	(601,075)	2004	2006	40 years
Richland Care and Rehab	(a)	(3)	Olney	IL	350,000	2,484,264	—	—	350,000	2,484,264	(416,970)	2004	2006	40 years
Bonham Nursing and Rehab	(a)	(3)	Bonham	TX	76,000	1,129,849	—	—	76,000	1,129,849	(171,900)	1969	2006	40 years
Columbus Nursing and Rehab	(a)	(2)	Columbus	TX	150,000	1,808,552	—	—	150,000	1,808,552	(292,895)	1974	2006	40 years
Denison Nursing and Rehab	(a)	(2)	Denison	TX	178,000	1,945,000	—	—	178,000	1,945,000	(297,461)	1958	2006	40 years
Falfurrias Nursing and Rehab	(a)	(2)	Falfurias	TX	92,000	1,065,000	—	—	92,000	1,065,000	(177,455)	1974	2006	40 years
Houston Nursing and Rehab	(a)	(2)	Houston	TX	228,000	2,451,893	—	—	228,000	2,451,893	(374,068)	1976	2006	40 years
Kleburg County Nursing/Rehab	(a)	(4)	Kingsville	TX	315,000	3,688,676	—	—	315,000	3,688,676	(562,364)	1947	2006	40 years
Terry Haven Nursing and Rehab	(a)	(2)	Mount Vernon	TX	180,000	1,970,861	—	—	180,000	1,970,861	(327,443)	2004	2006	40 years
Deseret at Mansfield	(b)	(3)	Mansfield	OH	146,000	2,689,968	15,748	—	146,000	2,705,716	(377,139)	1980	2006	40 years
Clarkston Care Center	(a)	(3)	Clarkston	WA	161,633	7,038,367	4,537,514	—	161,633	11,575,881	(1,244,562)	1970	2006	40 years
Highland Terrace Nursing Center	(a)	(3)	Camas	WA	592,776	3,921,159	5,234,581	—	592,776	9,155,740	(866,012)	1970	2006	40 years
Richland Rehabilitation Center	(a)	(4)	Richland	WA	693,000	9,307,000	145,819	—	693,000	9,452,819	(1,302,072)	2004	2006	40 years
Evergreen Milton-Freewater Center	(a)	(2)	Milton Freewater	OR	700,000	5,403,570	—	—	700,000	5,403,570	(814,211)	1965	2006	40 years
Douglas Rehab and Care Center	(a)	(3)	Matoon	IL	250,000	2,390,779	260,000	(13,246)	250,000	2,637,533	(360,740)	1963	2006	40 years
Hillside Living Center	(a)	(3)	Yorkville	IL	560,000	3,073,603	—	(3,168)	560,000	3,070,435	(497,520)	1963	2006	40 years
Arbor View Nursing / Rehab Center	(a)	(3)	Zion	IL	147,000	5,235,290	139,889	(3,855,328)	30,355	1,636,496	(666,850)	1970	2006	40 years
Ashford Hall	(a)	(3)	Irving	TX	1,746,000	11,418,567	113,706	(142,702)	1,746,000	11,389,571	(1,648,057)	1964	2006	40 years
Belmont Nursing and Rehab Center	(a)	(3)	Madison	WI	480,000	1,861,061	6,207	—	480,000	1,867,268	(329,630)	1974	2006	40 years
Blue Ash Nursing and Rehab Center	(a)	(3)	Cincinnati	OH	125,000	6,278,450	447,530	—	125,000	6,725,980	(1,119,598)	1969	2006	40 years
West Chester Nursing/Rehab Center	(a)	(3)	West Chester	OH	100,000	5,663,460	368,689	—	100,000	6,032,149	(1,000,968)	1965	2006	40 years
Wilmington Nursing/Rehab Center	(a)	(3)	Willmington	OH	125,000	6,078,450	472,388	—	125,000	6,550,838	(1,083,737)	1951	2006	40 years
Extended Care Hospital of Riverside	(a)	(2)	Riverside	CA	1,091,000	5,646,826	—	(26,375)	1,091,000	5,620,451	(1,227,831)	1967	2006	40 years
Heritage Manor	(a)	(2)	Monterey Park	CA	1,585,508	9,274,154	—	(23,200)	1,585,508	9,250,954	(1,790,583)	1965	2006	40 years
French Park Care Center	(a)	(2)	Santa Ana	CA	1,076,447	5,983,614	596,442	—	1,076,447	6,580,056	(942,477)	1967	2006	40 years
North Valley Nursing Center	(a)	(2)	Tujunga	CA	613,800	5,031,473	—	(25,382)	613,800	5,006,091	(865,367)	1967	2006	40 years
Villa Rancho Bernardo Care Center	(a)	(2)	San Diego	CA	1,425,347	9,652,911	65,349	(57,067)	1,425,347	9,661,193	(1,444,220)	1994	2006	40 years
Austin Nursing Center	(a)	(3)	Austin	TX	1,501,040	4,504,643	185,833	—	1,501,040	4,690,476	(590,439)	2007	2007	40 years
Dove Hill Care Center and Villas	(a)	(3)	Hamilton	TX	58,397	5,781,296	—	—	58,397	5,781,296	(706,056)	1998	2007	40 years
Brighten at Medford	(a)	(3)	Medford	MA	2,365,610	6,612,915	291,912	(858,916)	2,122,533	6,288,988	(926,808)	1978	2007	40 years
Brighten at Ambler	(a)	(3)	Ambler	PA	370,010	5,111,673	(681,580)	—	370,010	4,430,093	(562,528)	1963	2007	40 years
Brighten at Broomall	(a)	(3)	Broomall	PA	607,870	3,930,013	590,503	—	607,870	4,520,516	(631,641)	1955	2007	40 years
Brighten at Bryn Mawr	(a)	(3)	Bryn Mawr	PA	708,300	6,352,474	1,187,886	—	708,300	7,540,360	(918,492)	1972	2007	40 years
Brighten at Julia Ribaudo	(a)	(3)	Lake Ariel	PA	369,050	7,559,765	730,412	—	369,050	8,290,177	(1,094,149)	1980	2007	40 years
Good Samaritan Nursing Home	(a)	(2)	Avon	OH	393,813	8,856,210	108,495	—	393,813	8,964,705	(1,298,381)	1964	2007	40 years
Belleville Illinois	(a)	(3)	Belleville	IL	670,481	3,431,286	—	—	670,481	3,431,286	(419,366)	1978	2007	40 years
Homestead Various Leases (f)	(a)	(3)		TX	345,197	4,352,982	5,504	—	345,197	4,358,486	(550,921)	—	2007	40 years
Byrd Haven Nursing Home	(a)	(3)	Searcy	AR	772,501	2,413,388	761,524	—	772,501	3,174,912	(324,347)	1961	2008	40 years
Evergreen Arvin Healthcare	(a)	(2)	Arvin	CA	900,000	4,764,928	758,102	—	1,020,441	5,402,589	(525,044)	1984	2008	40 years
Evergreen Bakersfield Healthcare	(a)	(2)	Bakersfield	CA	1,000,000	12,154,112	1,760,333	—	1,133,824	13,780,621	(1,207,162)	1987	2008	40 years
Evergreen Lakeport Healthcare	(a)	(2)	Lakeport	CA	1,100,000	5,237,033	848,045	—	1,247,206	5,937,872	(590,241)	1987	2008	40 years
New Hope Care Center	(a)	(2)	Tracy	CA	1,900,000	10,293,920	1,631,836	—	2,154,265	11,671,491	(1,041,255)	1987	2008	40 years
Olive Ridge Care Center	(a)	(2)	Oroville	CA	800,000	8,609,470	1,933,101	—	907,059	10,435,512	(931,776)	1987	2008	40 years
Twin Oaks Health & Rehab	(a)	(2)	Chico	CA	1,300,000	8,397,558	1,297,764	—	1,473,971	9,521,351	(928,551)	1988	2008	40 years
Evergreen Health & Rehab	(a)	(2)	LaGrande	OR	1,400,000	808,374	295,533	—	1,587,353	916,554	(113,142)	1975	2008	40 years
Evergreen Bremerton Health & Rehab	(a)	(2)	Bremerton	WA	650,000	1,366,315	269,830	(1,390,033)	258,285	637,827	(146,113)	1969	2008	40 years
Four Fountains	(a)	(3)	Belleville	IL	989,489	5,007,411	—	—	989,489	5,007,411	(442,198)	1972	2008	40 years
Brookside Health & Rehab	(a)	(3)	Little Rock	AR	750,690	4,421,289	1,613,473	—	750,690	6,034,762	(538,746)	1969	2008	40 years
Skilcare Nursing Center	(a)	(3)	Jonesboro	AR	417,050	7,007,007	—	—	417,050	7,007,007	(678,534)	1973	2008	40 years
Stoneybrook Health & Rehab Center	(a)	(3)	Benton	AR	250,231	3,170,134	—	—	250,231	3,170,134	(330,209)	1968	2008	40 years
Trumann Health & Rehab	(a)	(3)	Trumann	AR	166,821	3,587,185	—	—	166,821	3,587,185	(343,416)	1971	2008	40 years
Deseret at McPherson	(a)	(2)	McPherson	KS	92,001	1,874,921	—	—	92,001	1,874,921	(168,969)	1970	2008	40 years
Mission Nursing Center	(a)	(4)	Riverside	CA	230,000	1,209,976	—	—	230,000	1,209,976	(112,123)	1957	2008	40 years
New Byrd Haven Nursing Home	(a)	(3)	Searcy	AR	—	10,213,112	—	—	—	10,213,112	(823,174)	2009	2009	40 years
Evergreen Health & Rehab of Petaluma	(a)	(2)	Petaluma	CA	748,668	2,459,910	—	—	748,668	2,459,910	(264,529)	1969	2009	40 years
Evergreen Mountain View Health & Rehab	(a)	(2)	Carson City	NV	3,454,723	5,942,468	—	—	3,454,723	5,942,468	(459,236)	1977	2009	40 years
Little Rock Health and Rehab	(a)	(1)	Little Rock	AR	471,169	4,778,831	6,795,588	—	471,169	11,574,419	(421,853)	1971	2009	40 years
Hidden Acres Health Care	(a)	(3)	Mount Pleasant	TN	67,413	3,312,587	—	—	67,413	3,312,587	(139,369)	1979	2010	40 years
Community Care and Rehab	(a)	(1)	Riverside	CA	1,648,067	9,851,933	—	—	1,648,067	9,851,933	(382,768)	1965	2010	40 years
Heritage Gardens of Portageville	(a)	(3)	Portageville	MO	223,658	3,088,802	—	—	223,658	3,088,802	(108,656)	1995	2010	40 years
Heritage Gardens of Greenville	(a)	(3)	Greenville	MO	118,925	2,218,775	—	—	118,925	2,218,775	(79,850)	1990	2010	40 years
Heritage Gardens of Senath	(a)	(3)	Senath	MO	108,843	2,773,194	263,143	—	108,843	3,036,337	(107,963)	1980	2010	40 years
Heritage Gardens of Senath South	(a)	(3)	Senath	MO	72,805	1,854,998	—	—	72,805	1,854,998	(67,959)	1980	2010	40 years
The Carrington	(a)	(2)	Lynchburg	VA	705,888	4,294,112	—	—	705,888	4,294,112	(138,011)	1994	2010	40 years
Arma Care Center	(a)	(2)	Arma	KS	57,452	2,897,772	—	—	57,452	2,897,772	(85,877)	1970	2010	40 years
Yates Center Nursing and Rehab	(a)	(2)	Yates	KS	54,340	2,990,435	—	—	54,340	2,990,435	(88,193)	1967	2011	40 years
Great Bend Health & Rehab Center	(a)	(2)	Great Bend	KS	111,482	4,588,518	288,312	—	111,482	4,876,830	(172,122)	1965	2010	40 years
Maplewood at Norwalk	(b)	(3)	Norwalk	CT	1,589,950	1,010,050	4,611,873	—	1,589,950	5,621,923	(25,251)	1983	2010	40 years
Carrizo Springs Nursing & Rehab	(a)	(3)	Carrizo Springs	TX	45,317	1,954,683	—	—	45,317	1,954,683	(63,153)	1965	2010	40 years
Maplewood at Orange	(b)	(2)	Orange	CT	1,133,533	11,155,287	2,131,478	—	1,133,533	13,286,765	(351,534)	1999	2010	40 years
Wellington Leasehold	(a)	(3)	Wellington	KS	—	—	1,403,108	—	—	1,403,108	(19,769)	1957	2010	21years
St. James Nursing & Rehab	(a)	(3)	Carrabelle	FL	1,144,155	8,855,845	—	—	1,144,155	8,855,845	(214,960)	2009	2011	40 years
University Manor	(a)	(3)	Cleveland	OH	886,425	8,694,575	—	—	886,425	8,694,575	(183,827)	1982	2011	40 years
Grand Rapids Care Center	(a)	(3)	Grand Rapids	OH	288,249	1,516,629	—	—	288,249	1,516,629	(28,633)	1993	2011	40 years
Bellevue Care Center	(a)	(3)	Bellevue	OH	282,354	3,440,207	—	—	282,354	3,440,207	(64,119)	1988	2011	40 years
Orchard Grove Assisted Living	(b)	(3)	Bellevue	OH	282,354	3,440,207	—	—	282,354	3,440,207	(64,120)	1998	2011	40 years
Woodland Manor Nursing and Rehabilitation	(a)	(3)	Conroe	TX	576,518	2,090,586	115,000	—	576,518	2,205,586	(51,016)	1975	2011	40 years
Fredericksburg Nursing and Rehabilitation	(a)	(3)	Fredericksburg	TX	326,731	3,046,370	—	—	326,731	3,046,370	(58,617)	1970	2011	40 years
Jasper Nursing and Rehabilitation	(a)	(3)	Jasper	TX	113,083	2,554,020	—	—	113,083	2,554,020	(46,490)	1972	2011	40 years
Legacy Park Community Living Center	(a)	(3)	Peabody	KS	33,420	1,266,580	—	—	33,420	1,266,580	(25,752)	1963	2011	40 years
Lakewood Senior Living of Pratt	(a)	(3)	Pratt	KS	18,503	502,901	—	—	18,503	502,901	(12,496)	1964	2011	40 years
Lakewood Senior Living of Seville	(a)	(3)	Wichita	KS	93,731	896,938	—	—	93,731	896,938	(19,176)	1977	2011	40 years
Lakewood Senior Living of Haviland	(a)	(3)	Haviland	KS	112,480	648,771	—	—	112,480	648,771	(15,506)	1971	2011	40 years
Oak Manor Nursing and Rehabilitation	(a)	(3)	Commerce	TX	224,899	1,867,793	78,806	—	224,899	1,946,599	(41,184)	1963	2011	40 years
Loma Linda Healthcare	(a)	(3)	Moberly	MO	913,017	4,556,983	—	—	913,017	4,556,983	(89,139)	1987	2011	40 years
Maplewood at Newtown	(b)	(3)	Newtown	CT	4,941,584	7,058,416	3,332,745	—	6,314,004	9,018,742	(175,867)	2000	2011	40 years
Chatham Acres Nursing Home	(a)	(3)	Chatham	PA	203,431	1,996,569	—	—	203,431	1,996,569	(47,735)	1873	2011	40 years
Transitions Healthcare Gettysburg	(a)	(3)	Gettysburg	PA	241,994	5,858,005	67,696	—	241,994	5,925,701	(70,586)	1950	2011	40 years
Maplewood at Darien	(b)	(3)	Darien	CT	2,430,458	3,069,542	1,132,247	—	2,430,458	4,201,789	(26,305)	2012	2011	40 years
Crawford Manor	(a)	(2)	Cleveland	OH	119,877	3,080,123	—	—	119,877	3,080,123	(27,412)	1994	2011	40 years
Aviv Asset Management	(d)	(3)	Chicago	IL	—	—	411,969	—	—	411,969	(156,747)	—
Skagit Aviv	(e)	(3)	Mt. Vernon	WA	—	—	422,205	—	—	422,205	—	—
Chatham Acres	(e)	(3)	Chatham	PA	—	—	274,318	—	—	274,318	—	—
Amberwood Manor Nursing Home Rehabilitation	(a)	(5)	New Philadelphia	PA	450,642	3,264,346	—	—	450,642	3,264,346	(14,435)	1962	2011	40 years
Caring Heights Community Care & Rehabilitation Center	(a)	(5)	Coroapolis	PA	1,546,079	10,018,012	—	—	1,546,079	10,018,012	(44,480)	1983	2011	40 years
Dunmore Healthcare Group	(a)	(5)	Dunmore	PA	398,110	6,812,777	—	—	398,110	6,812,777	(30,530)	2002	2011	40 years
Eagle Creek Healthcare Group	(a)	(5)	West Union	OH	1,055,733	5,774,130	—	—	1,055,733	5,774,130	(25,726)	1981	2011	40 years
Edison Manor Nursing & Rehabilitation	(a)	(5)	New Castle	PA	393,475	8,246,253	—	—	393,475	8,246,253	(37,098)	1982	2011	40 years
Indian Hills Health & Rehabilitation Center	(a)	(5)	Euclid	OH	852,677	8,425,268	—	—	852,677	8,425,268	(37,367)	1989	2011	40 years
Milcrest Nursing Center	(a)	(5)	Marysville	OH	735,942	2,169,369	—	—	735,942	2,169,369	(9,872)	1968	2011	40 years
Scranton Healthcare Center	(a)	(5)	Scranton	PA	1,120,202	5,536,985	—	—	1,120,202	5,536,985	(24,174)	2002	2011	40 years
Deseret Nursing & Rehabilitation at Colby	(a)	(5)	Colby	KS	569,437	2,798,928	—	—	569,437	2,798,928	(12,144)	1974	2011	40 years
Deseret Nursing & Rehabilitation at Kensington	(a)	(5)	Kensington	KS	279,893	1,418,766	—	—	279,893	1,418,766	(6,514)	1959	2011	40 years
Deseret Nursing & Rehabilitation at Onaga	(a)	(5)	Onaga	KS	86,863	2,866,488	—	—	86,863	2,866,488	(12,426)	1959	2011	40 years
Deseret Nursing & Rehabilitation at Oswego	(a)	(5)	Oswego	KS	183,378	839,678	—	—	183,378	839,678	(3,981)	1960	2011	40 years
Deseret Nursing & Rehabilitation at Smith Center	(a)	(5)	Smith Center	KS	106,166	1,650,402	—	—	106,166	1,650,402	(7,359)	1964	2011	40 years
Burford Manor	(a)	(5)	Davis	OK	80,000	3,220,000	—	—	80,000	3,220,000	(14,292)	1969	2011	40 years
Care Meridian Cowan Heights	(h)	(5)	Santa Ana	CA	219,887	1,129,422	—	—	219,887	1,129,422	—	1989	2011	40 years
Care Meridian Escondido	(h)	(5)	Escondido	CA	169,913	1,139,416	—	—	169,913	1,139,416	—	1990	2011	40 years
Care Meridian Fresno-Marks	(h)	(5)	Fresno	CA	269,862	1,709,125	—	—	269,862	1,709,125	—	1990	2011	40 years
Care Meridian La Habra Heights	(h)	(5)	La Habra	CA	199,898	1,339,314	—	—	199,898	1,339,314	—	1990	2011	40 years
Care Meridian Sacramento	(h)	(5)	Elk Grove	CA	219,887	1,649,155	—	—	219,887	1,649,155	—	1992	2011	40 years
Care Meridian Oxnard	(h)	(5)	Oxnard	CA	99,949	1,219,375	—	—	99,949	1,219,375	—	1994	2011	40 years
Care Meridian Santiago Canyon	(h)	(5)	Silverado	CA	549,718	1,039,468	—	—	549,718	1,039,468	—	1999	2011	40 years
Care Meridian Marin	(h)	(5)	Fairfax	CA	319,836	2,148,899	—	—	319,836	2,148,899	—	2000	2011	40 years
Care Meridian Gilroy	(h)	(5)	Gilroy	CA	1,089,442	1,759,099	—	—	1,089,442	1,759,099	—	2000	2011	40 years
Care Meridian Artesia	(h)	(5)	Artesia	CA	179,908	1,389,288	—	—	179,908	1,389,288	—	2002	2011	40 years
Care Meridian Las Vegas	(a)	(5)	Las Vegas	NV	759,611	7,776,017	—	—	759,611	7,776,017	—	2004	2011	40 years
Sandalwood Healthcare	(a)	(5)	Little Rock	AR	1,040,000	3,710,000	—	—	1,040,000	3,710,000	—	1996	2011	40 years
Bath Creek		(3)	Cuyahoga Falls	OH	—	—	—	—	—	—	—

					$103,199,886	$754,151,054	$79,220,090	$(28,105,455)	$102,925,122	$805,542,464	$(96,796,028)

Assets under direct financing leases

Description	Type of Asset	Encumbrances	City	State	Initial Cost to Company	Acceleration/ Amortization	Impairment / Dispositions	Gross Amount Carried at December 31, 2011	Year of Construction	Date Acquired
Fountain Lake	(a)	(2)	Hot Springs	AR	$10,418,738	$497,443	$—	$10,916,181	2007	2008

					$10,418,738	$497,443	$—	$10,916,181

(a)	Skilled Nursing Facilities (SNFs)
(b)	Assisted Living Facilities (ALFs)
(c)	Vacant Land
(d)	Assets relating to corporate office space
(e)	Developmental asset
(f)	Includes six properties all allocated in Texas
(g)	The aggregate cost for federal income tax purposes of the real estate as of December 31, 2011 is $611,116,546 (unaudited)
(h)	Traumatic Brain Injury Center (TBIs)

Encumbrances:	(1)	Standalone first mortgage
	(2)	The Mortgage
	(3)	Unencumbered
	(4)	The Revolver
	(5)	The Acquisition Credit Line

	For the Years Ended December 31,
	2011	2010	2009
Reconciliation of real estate:
Carrying cost:
Balance at beginning of period	$703,049,477	$636,409,268	$606,691,800
Additions during period:
Acquisitions	186,078,338	63,005,000	17,856,000
Development of real estate investments and capital expenditures	36,686,682	7,815,209	11,861,468
Dispositions:

Sale of assets	(339,009)	(4,084,000)	—
Impairment(i)	(6,091,721)	(96,000)	—

Balance at end of period	$919,383,767	$703,049,477	$636,409,268

Accumulated depreciation:
Balance at beginning of period	$75,948,944	$58,673,377	$42,091,996
Additions during period:
Depreciation expense	20,847,084	17,853,799	17,527,656
Dispositions:
Sale of assets	—	(578,232)	(946,275)
Impairment(i)	—	—	—

Balance at end of period	$96,796,028	$75,948,944	$58,673,377

(i)	Represents the write-down of carrying cost and accumulated depreciation on assets where impairment charges were taken.